Financial instruments - Fair value measurement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	R$ 28,650,014	R$ 28,434,539
Financial liabilities, at fair value	726,675	820,993
Financial assets	35,166,488	29,518,645
Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	23,378,488	20,590,237
Financial liabilities	24,213,109	21,190,390
Financial Assets At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	250,877	0
Financial assets	250,747	0
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	316,171	209,714
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	530,030	756,172
Other accounts payable	178,721	264,291
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,199,127	16,614,513
Accounts Payable To Clients [Member] | Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	18,685,622	16,025,373
Financial liabilities	19,199,127	16,614,513
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,013,981	4,575,877
Loans And Financing [Member] | Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	4,692,866	4,564,864
Financial liabilities	5,013,982	4,575,877
Level 2 of fair value hierarchy | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	316,171	209,714
Level 2 and 3 of fair value hierarchy | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	410,504	611,279
Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Gain (losses) in Loans designated at FVPL	21,534	7,902
Cash inflow effect from loans and receivables	(48,400)	496,600
Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,527,198	3,668,537
Short And Long-Term Investments [Member] | Level 1 and 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,527,198	3,668,537
Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,397,898	3,960,871
Financial assets from banking solution [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,147,402	3,960,871
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,977,109	20,748,857
Accounts Receivable From Card Issuers [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	23,971,232	20,741,865
Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	488,480	522,046
Trade Accounts Receivable [Member] | Level 2 and 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	26,866
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,182	36,400
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,182	36,400
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	250,747
Loans Operations [Member] | Financial Assets At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	250,877	0
Financial assets	R$ 250,747	R$ 0